Equity (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Warrants Outstanding
December 31, 2019	37,994,004
Granted/Acquired	5,996
Forfeited
Exercised
December 31, 2020	38,000,000
Exercisable Shares
December 31, 2019	37,994,004
Granted/Acquired	5,996
Forfeited
Exercised
December 31, 2020	38,000,000
Weighted Average Exercise Price
December 31, 2019 | $ / shares	$ 11.5
Granted | $ / shares	11.5
Forfeited | $ / shares
Exercised | $ / shares
December 31, 2020 | $ / shares	$ 11.5
Weighted Average Remaining Contractual Life
December 31, 2019	4 years 1 month 16 days
Granted/Acquired	4 years 1 month 16 days
December 31, 2020	4 years 1 month 16 days